Other Equity Instruments - Summary of Coupon Details - Perpetual Cumulative Subordinated Bonds (Parenthetical) (Detail) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Basis point description	If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year Dutch government securities plus a spread of 85 basis points.
Basis point	0.85%
Aegon N.V [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 950
Aegon N.V [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Basis point description	If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year Dutch government securities plus a spread of 85 basis points.
Aegon N.V [member] | Top of range [member]
Disclosure of other equity instruments [line items]
Interest rate	6.625%
Borrowing maturity	17 years
Aegon N.V [member] | Bottom of range [member]
Disclosure of other equity instruments [line items]
Interest rate	1.00%
Borrowing maturity	1 year
EUR 114 million [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 114
Interest rate	8.00%
Borrowing maturity	2025
Orginal borrowing maturity	June 8, 2005
EUR 114 million [member] | Top of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	4.156%
Borrowing maturity	June 8, 2015
EUR 114 million [member] | Bottom of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	1.506%
Borrowing maturity	June 8, 2025
EUR 114 million [member] | Aegon N.V [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 114
Interest rate	8.00%
Borrowing maturity	2025
Orginal borrowing maturity	June 8, 2005
EUR 114 million [member] | Aegon N.V [member] | Top of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	4.156%
Orginal borrowing maturity	June 8, 2015
EUR 114 million [member] | Aegon N.V [member] | Bottom of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	1.506%
Orginal borrowing maturity	June 8, 2025.
EUR 136 million [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 136
Interest rate	7.25%
Borrowing maturity	2028
Orginal borrowing maturity	October 14, 2008
EUR 136 million [member] | Top of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	5.185%
Borrowing maturity	October 14, 2018
EUR 136 million [member] | Bottom of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	1.425%
Borrowing maturity	October 14, 2028
EUR 136 million [member] | Aegon N.V [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 136
Interest rate	7.25%
Borrowing maturity	2028
Orginal borrowing maturity	October 14, 2008
EUR 136 million [member] | Aegon N.V [member] | Top of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	5.185%
Orginal borrowing maturity	October 14, 2018
EUR 136 million [member] | Aegon N.V [member] | Bottom of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	1.425%
Orginal borrowing maturity	October 14, 2028
EUR 203 million [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 203
Interest rate	7.125%
Borrowing maturity	2031
Orginal borrowing maturity	March 4, 2011
EUR 203 million [member] | Top of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	4.26%
Borrowing maturity	March 4, 2021
EUR 203 million [member] | Bottom of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	0.496%
Borrowing maturity	March 4, 2031
EUR 203 million [member] | Aegon N.V [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 203
Interest rate	7.125%
Borrowing maturity	2031
Orginal borrowing maturity	March 4, 2011
EUR 203 million [member] | Aegon N.V [member] | Top of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	4.26%
Orginal borrowing maturity	March 4, 2021
EUR 203 million [member] | Aegon N.V [member] | Bottom of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	0.496%
Orginal borrowing maturity	March 4, 2031